Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Gross revenue	$ 2,030,286	$ 1,784,345	$ 1,503,993
Reimbursable expenses	(526,970)	(448,287)	(388,987)
Net revenue	1,503,316	1,336,058	1,115,006
Costs and expenses:
Direct costs	903,167	845,413	717,750
Selling, general and administrative	336,461	313,931	280,780
Depreciation and amortization	52,542	46,514	42,823
Restructuring and other items, net (Note 14)	8,796	9,033	5,636
Total costs and expenses	1,300,966	1,214,891	1,046,989
Income from operations	202,350	121,167	68,017
Interest income	1,151	986	1,151
Interest expense	(785)	(1,288)	(1,947)
Income before provision for income taxes	202,716	120,865	67,221
Provision for income taxes (Note 13)	(30,248)	(18,053)	(11,801)
Net income	$ 172,468	$ 102,812	$ 55,420
Net income per ordinary share:
Basic	$ 2.80	$ 1.69	$ 0.92
Diluted	$ 2.73	$ 1.65	$ 0.92
Weighted average number of ordinary shares outstanding:
Basic (Note 2 (u))	61,496,115	60,907,274	59,968,174
Diluted (Note 2 (u))	63,131,417	62,253,251	60,450,706